Schedule of Aging of Gross Loan Portfolio (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Unsecured Loans		$ 86
Secured Loans	494	5,826
Loans receivable, gross	51,138	61,293
Current 0 - 59 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Unsecured Loans
Secured Loans
Loans receivable, gross	46,168	55,381
Past Due 60 - 89 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Unsecured Loans
Secured Loans		881
Loans receivable, gross		881
Past Due 90 - 179 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Unsecured Loans
Secured Loans		1,497
Loans receivable, gross	1,057	1,497
Past Due 180 - 269 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Unsecured Loans
Secured Loans		1,641
Loans receivable, gross		1,641
Past Due > 270 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Unsecured Loans		86
Secured Loans	494	1,807
Loans receivable, gross	3,913	1,893
A Credit Risk [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans	41,763	49,039
A Credit Risk [Member] | Current 0 - 59 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans	41,763	49,039
A Credit Risk [Member] | Past Due 60 - 89 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
A Credit Risk [Member] | Past Due 90 - 179 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
A Credit Risk [Member] | Past Due 180 - 269 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
A Credit Risk [Member] | Past Due > 270 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
B Credit Risk [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans	2,977	5,890
B Credit Risk [Member] | Current 0 - 59 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans	2,977	5,890
B Credit Risk [Member] | Past Due 60 - 89 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
B Credit Risk [Member] | Past Due 90 - 179 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
B Credit Risk [Member] | Past Due 180 - 269 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
B Credit Risk [Member] | Past Due > 270 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
C Credit Risk [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans	1,428	452
C Credit Risk [Member] | Current 0 - 59 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans	1,428	452
C Credit Risk [Member] | Past Due 60 - 89 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
C Credit Risk [Member] | Past Due 90 - 179 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
C Credit Risk [Member] | Past Due 180 - 269 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
C Credit Risk [Member] | Past Due > 270 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Performing Loans
Secured Nonaccrual Loans [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Forbearance Loans	4,476
Secured Nonaccrual Loans [Member] | Current 0 - 59 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Forbearance Loans
Secured Nonaccrual Loans [Member] | Past Due 60 - 89 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Forbearance Loans
Secured Nonaccrual Loans [Member] | Past Due 90 - 179 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Forbearance Loans	1,057
Secured Nonaccrual Loans [Member] | Past Due 180 - 269 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Forbearance Loans
Secured Nonaccrual Loans [Member] | Past Due > 270 [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Forbearance Loans	$ 3,419